SHARE CAPITAL AND RESERVES (Details)	12 Months Ended
	Mar. 31, 2025 $ / shares shares	Mar. 31, 2025 $ / shares shares	Mar. 31, 2024 $ / shares shares
SHARE CAPITAL AND RESERVES
Number of options outstanding, beginning | shares	13,410,000	13,410,000	6,480,000
Number of options Cancelled	1,480,000	1,480,000	0
Number of options Exercised	6,214,668	6,214,668	0
Number of options Expired	60,000	60,000	0
Number of options granted	290,000	290,000	6,930,000
Number of options outstanding, ending | shares	5,945,332	5,945,332	13,410,000
Weighted average exercise price outstanding, beginning	$ 0.102		$ 0.100
Weighted average exercise price Granted	0.670		0.107
Weighted average exercise price Exercised		$ 0.095
Weighted average exercise price Expired		0.120
Weighted average exercise price Cancelled		$ 0.116
Weighted average exercise price outstanding, ending	$ 0.133		$ 0.102